Collateralized transactions (Tables)	6 Months Ended
Sep. 30, 2023
Collateralized Transactions
Offsetting of the transactions in the consolidated balance sheets

	Billions of yen
	March 31, 2023
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥35,030	¥4,280	¥35,414	¥1,825
Less: Amounts offset in the consolidated balance sheets (2)	(21,196)	—	(21,196)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥13,834	¥4,280	¥14,218	¥1,825

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(11,938)	(2,690)	(11,550)	(1,617)
Cash collateral	(14)	—	(1)	—

Net amount	¥1,882	¥1,590	¥2,667	¥208

	Billions of yen
	September 30, 2023
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥39,992	¥4,793	¥41,610	¥2,049
Less: Amounts offset in the consolidated balance sheets (2)	(23,019)	—	(23,019)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥16,973	¥4,793	¥18,591	¥2,049

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(14,428)	(3,113)	(14,843)	(1,799)
Cash collateral	(38)	—	(7)	—

Net amount	¥2,507	¥1,680	¥3,741	¥250

(1)
Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2023, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥
883
 billion and ¥
2,394
 billion, respectively. As of March 31, 2023, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,449 billion and ¥137 billion, respectively. As of September 30, 2023, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥865 billion and ¥3,419 billion, respectively. As of September 30, 2023, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,371 billion and ¥167 billion, respectively.

(2)
Represent amounts offset through counterparty netting under master netting or similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.

(3)
Reverse repurchase agreements and securities borrowing transactions are reported within
Collateralized agreements—Securities purchased under agreements to resell
and
Collateralized agreements—Securities borrowed
in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within
Collateralized financing—Securities sold under agreements to repurchase
and
Collateralized financing—Securities loaned
in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets.

(4)
Represent amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2023
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥14,017	¥16,597	¥2,663	¥1,357	¥780	¥35,414
Securities lending transactions	1,002	243	55	498	27	1,825

Total gross recognized liabilities (2)	¥15,019	¥16,840	¥2,718	¥1,855	¥807	¥37,239

	Billions of yen
	September 30, 2023
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥17,257	¥17,494	¥4,030	¥1,982	¥847	¥41,610
Securities lending transactions	1,173	325	67	484	—	2,049

Total gross recognized liabilities (2)	¥18,430	¥17,819	¥4,097	¥2,466	¥847	¥43,659

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing—Securities sold under agreements to repurchase
and
Collateralized financing—Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2023
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥251	¥1,598	¥1,849
Japanese government, agency and municipal securities	1,651	0	1,651
Foreign government, agency and municipal securities	28,039	74	28,113
Bank and corporate debt securities	2,639	128	2,767
Commercial mortgage-backed securities (“CMBS”)	—	—	—
Residential mortgage-backed securities (“RMBS”) (1)	2,657	—	2,657
Collateralized debt obligations (“CDOs”) and other	168	—	168
Investment trust funds and other	9	25	34

Total gross recognized liabilities (2)	¥35,414	¥1,825	¥37,239

	Billions of yen
	September 30, 2023
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥232	¥1,670	¥1,902
Japanese government, agency and municipal securities	2,645	0	2,645
Foreign government, agency and municipal securities	31,308	66	31,374
Bank and corporate debt securities	2,834	177	3,011
Commercial mortgage-backed securities (“CMBS”)	20	—	20
Residential mortgage-backed securities (“RMBS”) (1)	4,324	—	4,324
Collateralized debt obligations (“CDOs”) and other	211	—	211
Investment trust funds and other	36	136	172

Total gross recognized liabilities (2)	¥41,610	¥2,049	¥43,659

(1)
Includes ¥2,080 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2023. Includes ¥3,619 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of September 30, 2023.

(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing—Securities sold under agreements to repurchase
and
Collateralized financing—Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31, 2023	September 30, 2023
The fair value of securities accepted as collateral, primarily through securities borrowed or purchased under agreement to resell	¥53,857	¥59,510
The portion of the above that has been sold (as reported within Trading liabilities in the consolidated balance sheets) or repledged	38,417	43,457

Assets owned, pledged as collateral

	Millions of yen
	March 31, 2023	September 30, 2023
Trading assets:
Equities and convertible securities	¥194,486	¥222,349
Government and government agency securities	1,017,843	1,513,312
Bank and corporate debt securities	55,532	49,736
Residential mortgage-backed securities (“RMBS”)	2,527,124	2,704,642
Collateralized debt obligations (“CDOs”) and other (1)	12,383	11,375
Investment trust funds and other	10,411	37,805

	¥3,817,779	¥4,539,219

Non-trading debt securities (2)	¥106,319	¥100,457
Investments in and advances to affiliated companies (3)	¥14,023	¥14,673

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.
(2)	Non-trading debt securities are primarily Japanese municipal securities issued by prefectures or ordinance-designated city.
(3)	Investments in and advances to affiliated companies comprise shares in Nomura Research Institute, Ltd.

Assets subject to lien

	Millions of yen
	March 31, 2023	September 30, 2023
Loans and receivables	¥354,508	¥457,382
Trading assets and private equity and debt investments	1,397,669	1,466,978
Office buildings, land, equipment and facilities	3,323	3,219
Non-trading debt securities	107,852	100,697
Investments in and advances to affiliated companies	3	3
Other	773	1,044

	¥1,864,128	¥2,029,323